Defined Benefit Obligation and Other Long-Term Liabilities - Components of Defined Benefit Obligations and Other Long-term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit obligation	$ 150	$ 228
Long-term incentive accruals	8	4
Retail power contract liability	126	0
Other	10	21
Total	$ 294	$ 253